Corporate and Company information	12 Months Ended
Dec. 31, 2022
Corporate and Company information
Corporate and Company information

Corporate and Company information

1.1 Corporate Information

LAVA Therapeutics N.V., formerly LAVA Therapeutics B.V., was founded in 2016 and is incorporated and domiciled in the Netherlands. The Company’s registered office is Yalelaan 62, 3584 CM in Utrecht. The Company is registered at the Chamber of Commerce under number 65335740. In connection with becoming a public company on March 29, 2021, the Company changed its name from “LAVA Therapeutics, B.V.” to “LAVA Therapeutics N.V.”

The Company and its subsidiary are a clinical-stage immuno-oncology company dedicated to rapidly developing new cancer treatments that leverage the immune system to save patients’ lives. Using our Gammabody platform, the Company is developing a portfolio of novel bispecific antibodies designed to engage and leverage the potency and precision of gamma delta (gd) T cells to elicit a robust, natural anti-tumor immune response and improve outcomes for cancer patients. The Company is advancing its Gammabody pipeline for the development of potential therapeutics in both hematologic malignancies and solid tumors.

The consolidated financial statements of LAVA Therapeutics N.V. were authorized for issue by the Company’s board of directors on April 11, 2023.

1.2 Company information

The consolidated financial statements of the Company include:

			% of equity interest
Name	Legal seat	Country of incorporation	2022	2021
Lava Therapeutics N.V.	Utrecht	The Netherlands	100%	100%
Lava Therapeutics Inc.	Delaware	United States of America	100%	100%

The Company’s 100% subsidiary, LAVA Therapeutics, Inc., which was founded in August 2019, is incorporated in the United States of America and acts as a service provider to the parent, LAVA Therapeutics N.V.